CONSOLIDATED STATEMENTS OF COMPREHENSIVE LOSS (Parenthetical) ¥ in Thousands, $ in Thousands			12 Months Ended
	Oct. 30, 2020	Oct. 29, 2020	Dec. 31, 2022 CNY (¥)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2020 CNY (¥)
Promotion and acquisition costs from related party			¥ 207	¥ 0
Cost from related party			386	883	¥ 2,102
ADS Ratio	0.05	0.4
Related Party Costs			386	883	2,102
Research and development expenses from related parties			871	685	1,480
Promotion and acquisition cost			693,272	562,081	379,380
Cost of revenues
Promotion and acquisition cost					26,261
Sales and marketing expenses
Promotion and acquisition cost					353,119
Loans
Revenues from related party			903	488	4,757
Big data and system-based risk management services (including revenues from related parties of RMB3,626, RMB4,282 and RMB4,803 for the years ended December 31, 2020, 2021 and 2022, respectively)
Revenues from related party			4,803	4,282	3,626
Advertising, marketing and other services
Sales and marketing, expenses from related party			¥ 0	¥ 124	¥ 206